Long-term Debt (Bilateral Letter of Credit Facilities) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Committed Bilateral Letter of Credit Facilites [Member]
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Bilateral letter of credit facilities, expiration date	Apr. 28, 2020
Minimum term for which collateral in the form of cash and cash equivalents is pledged for	1 month
Outstanding letters of credit	CAD 394	CAD 451
Bilateral letter of credit facilities, total available amount	437	508
Bilateral letter of credit facilities, collateral	400	426
Uncommitted Bilateral Letter of Credit Facilities [Member]
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Bilateral letter of credit facilities, total available amount	136	68
Bilateral letter of credit facilities, collateral	CAD 80	CAD 68